EQUITY (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Roll Forward]
Beginning balance	$ 4,267,236	$ 4,185,304	$ 2,937,548
Net movement of the period	(86,390)	(89,840)	552,213
Ending balance	3,746,776	4,267,236	4,185,304
Reserve of Share-Based Payments [Member]
Equity [Roll Forward]
Beginning balance	39,481	38,538	35,647
Stock option plan	(1,607)	943	3,698
Deferred tax			(807)
Net movement of the period	(1,607)	943	2,891
Ending balance	$ 37,874	$ 39,481	$ 38,538